STOCK-BASED COMPENSATION (Details 2) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Sep. 30, 2011 Y
Range of Exercise Prices from $11.3318 to $16.01
Information about outstanding and exercisable stock options
Exercise price, low end of range (in dollars per share)	$ 11.3318
Exercise price, high end of range (in dollars per share)	$ 16.01
Outstanding Stock Options, Options at the end of the period (in shares)	1,489
Outstanding Stock Options, Weighted-Average Remaining Life (in years)	2.1
Outstanding Stock Options, Weighted-Average Exercise Price (in dollars per share)	$ 13.91
Exercisable Stock Options, Options at the end of the period (in shares)	1,489
Exercisable Stock Options, Weighted-Average Exercise Price (in dollars per share)	$ 13.91
Range of Exercise Prices from $21.05 to $30.2375
Information about outstanding and exercisable stock options
Exercise price, low end of range (in dollars per share)	$ 21.05
Exercise price, high end of range (in dollars per share)	$ 30.2375
Outstanding Stock Options, Options at the end of the period (in shares)	1,641
Outstanding Stock Options, Weighted-Average Remaining Life (in years)	5.9
Outstanding Stock Options, Weighted-Average Exercise Price (in dollars per share)	$ 24.97
Exercisable Stock Options, Options at the end of the period (in shares)	1,230
Exercisable Stock Options, Weighted-Average Exercise Price (in dollars per share)	$ 26.27
Range of Exercise Prices from $35.105 to $47.935
Information about outstanding and exercisable stock options
Exercise price, low end of range (in dollars per share)	$ 35.105
Exercise price, high end of range (in dollars per share)	$ 47.935
Outstanding Stock Options, Options at the end of the period (in shares)	1,459
Outstanding Stock Options, Weighted-Average Remaining Life (in years)	7.6
Outstanding Stock Options, Weighted-Average Exercise Price (in dollars per share)	$ 38.99
Exercisable Stock Options, Options at the end of the period (in shares)	568
Exercisable Stock Options, Weighted-Average Exercise Price (in dollars per share)	$ 36.00
Range of Exercise Prices from $11.3318 to $47.935
Information about outstanding and exercisable stock options
Exercise price, low end of range (in dollars per share)	$ 11.3318
Exercise price, high end of range (in dollars per share)	$ 47.935
Outstanding Stock Options, Options at the end of the period (in shares)	4,589
Outstanding Stock Options, Weighted-Average Remaining Life (in years)	5.2
Outstanding Stock Options, Weighted-Average Exercise Price (in dollars per share)	$ 25.84
Exercisable Stock Options, Options at the end of the period (in shares)	3,287
Exercisable Stock Options, Weighted-Average Exercise Price (in dollars per share)	$ 22.35